Intangible Assets - Summary of Composition of Intangible Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 10,777	R$ 11,156	R$ 10,820	R$ 10,275
Temporary Easements Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	8	10
Onerous concession [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	7	8	9	9
Assets of Concession [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	10,680	10,435	9,248	8,967
Others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	19	17
Useful life defined intangible asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	10,714	10,470	R$ 9,285	R$ 9,000
Intangible assets in progress [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	63	686
Gross Carrying Amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	18,852	18,636
Gross Carrying Amount [member] | Temporary Easements Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11	12
Gross Carrying Amount [member] | Onerous concession [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	19	19
Gross Carrying Amount [member] | Assets of Concession [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	18,674	17,837
Gross Carrying Amount [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	85	82
Gross Carrying Amount [member] | Useful life defined intangible asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	18,789	17,950
Gross Carrying Amount [member] | Intangible assets in progress [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	63	686
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(8,075)	(7,480)
Accumulated amortization [member] | Temporary Easements Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3)	(2)
Accumulated amortization [member] | Onerous concession [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(12)	(11)
Accumulated amortization [member] | Assets of Concession [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(7,994)	(7,402)
Accumulated amortization [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(66)	(65)
Accumulated amortization [member] | Useful life defined intangible asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ (8,075)	R$ (7,480)